Consolidated Statements of Changes In Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares	Share premium and capital reserve		Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 21,858		$ (16,014)	$ 5,844
Balance (in Shares) at Dec. 31, 2022	11,781,963
Issuance of shares and pre-funded warrants, net		806			806
Issuance of shares and pre-funded warrants, net (in Shares)	1,333,600
Bonus accrual reclassification to equity (see Note 13)
Exercise of pre-funded warrants, options and vested RSUs
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	2,263,479
Share based compensation		1,698			1,698
Net loss and comprehensive loss				(10,107)	(10,107)
Balance at Dec. 31, 2023		24,362		(26,121)	(1,759)
Balance (in Shares) at Dec. 31, 2023	15,379,042
Issuance of shares and pre-funded warrants, net		10,806			10,806
Issuance of shares and pre-funded warrants, net (in Shares)	5,981,238
Issuance of shares due to SEPA agreement		281			281
Issuance of shares due to SEPA agreement (in Shares)	224,697
Reclassification of warrants into equity (see Note 8)		1,695		(329)	1,366
Bonus accrual reclassification to equity (see Note 13)		1,434			1,434
Exercise of pre-funded warrants, options and vested RSUs			[1]			[1]
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	1,573,000
Share based compensation		665			665
Share based compensation (in Shares)	70,964
Net loss and comprehensive loss				(10,210)	(10,210)
Balance at Dec. 31, 2024		39,243		(36,660)	$ 2,583
Balance (in Shares) at Dec. 31, 2024	23,228,941				23,228,941
Bonus accrual reclassification to equity (see Note 13)
Issuance of shares, net		4,410			4,410
Issuance of shares, net (in Shares)	3,546,528
Conversion of liability into shares (see Note 9(14))		410			410
Conversion of liability into shares (see Note 9(14)) (in Shares)	476,435
Exercise of pre-funded warrants, options and vested RSUs		22			22
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	1,583,000
Share based compensation		2,140			2,140
Share based compensation (in Shares)	3,722,270
Net loss and comprehensive loss				(11,125)	(11,125)
Balance at Dec. 31, 2025		$ 46,225		$ (47,785)	$ (1,560)
Balance (in Shares) at Dec. 31, 2025	32,557,174				32,557,174

[1]	less than $1.